Financial instruments (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Schedule of Outstanding Interest Rate Derivatives

As of September 30, 2017, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of September 30, 2017	Maximum notional amount(1)	Effective date	Ending date
5.8700%	620,390	620,390	August 31, 2017	November 28, 2025
5.4200%	403,218	403,218	September 6, 2007	May 31, 2024
5.6000%	142,000	142,000	June 23, 2010	December 23, 2021	(2)
5.9450%	77,769	77,769	January 30, 2014	May 31, 2019

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional amounts over the remaining term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.

Schedule of Derivatives

The following provides information about the Company’s derivatives:

	September 30,	December 31,
	2017	2016
Fair value of financial instruments asset	$—	$11,338
Fair value of financial instruments liability	193,294	230,764

Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings

The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Earnings (loss) on derivatives recognized in net earnings (loss):
Change in fair value of financial instruments	$(2,444)	$684	$(19,471)	$(75,081)
Loss reclassified from AOCL to net earnings (loss)(1)
Interest expense	(144)	(1,166)	(1,824)	(2,761)
Depreciation and amortization	(198)	(248)	(655)	(761)

(1)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges.  The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.